UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 0.2%
National Presto Industries, Inc.	549	56,108

Airlines - 0.2%
Allegiant Travel Co.	241	38,620

Auto Components - 0.1%
Superior Industries International, Inc.	1,302	33,006

Automobiles - 0.5%
Thor Industries, Inc.	1,412	135,736

Banks - 3.0%
Bank of Hawaii Corp.	435	35,827
BankUnited, Inc.	940	35,071
BOK Financial Corp.	160	12,523
Boston Private Financial Holdings, Inc.	702	11,513
Brookline Bancorp, Inc.	702	10,986
City Holding Co.	180	11,606
Columbia Banking System, Inc.	682	26,591
Community Bank System, Inc.	425	23,367
Community Trust Bancorp, Inc.	160	7,320
Cullen/Frost Bankers, Inc.	549	48,845
CVB Financial Corp.	1,037	22,907
First Commonwealth Financial Corp.	642	8,513
First Financial Bancorp	582	15,976
First Financial Corp.	80	3,800
Flushing Financial Corp.	260	6,986
FNB Corp.	2,375	35,316
Fulton Financial Corp.	1,689	30,149
Glacier Bancorp, Inc.	714	24,226
NBT Bancorp, Inc.	422	15,644
Old National Bancorp	1,598	27,725
PacWest Bancorp	1,488	79,251
Park National Corp.	164	17,253
Republic Bancorp, Inc., Class A	80	2,751
S&T Bancorp, Inc.	260	8,996
Sandy Spring Bancorp, Inc.	220	9,018
Stock Yards Bancorp, Inc.	160	6,504
Tompkins Financial Corp.	152	12,244
Trustmark Corp.	760	24,160
Umpqua Holdings Corp.	2,371	42,062
United Bankshares, Inc.	868	36,673
Valley National Bancorp	2,836	33,465
Washington Trust Bancorp, Inc.	160	7,888
Webster Financial Corp.	783	39,181
WesBanco, Inc.	382	14,558
Westamerica Bancorp	240	13,399
		762,294
Building Products - 0.2%
Simpson Manufacturing Co., Inc.	1,363	58,732

Capital Markets - 3.8%
Artisan Partners Asset Management, Inc., Class A	1,212	33,451
BGC Partners, Inc., Class A	3,579	40,657
CBOE Holdings, Inc.	1,193	96,717
Cohen & Steers, Inc.	547	21,864
Eaton Vance Corp.	2,529	113,704
Evercore Partners, Inc., Class A	416	32,406
FactSet Research Systems, Inc.	1,160	191,296
Federated Investors, Inc., Class B	2,209	58,185
Greenhill & Co., Inc.	602	17,639
Janus Capital Group, Inc.	2,492	32,894
Lazard Ltd., Class A	2,669	122,747
LPL Financial Holdings, Inc.	1,105	44,012
Morningstar, Inc.	530	41,658
MSCI, Inc.	877	85,236
OM Asset Management plc	442	6,683
Waddell & Reed Financial, Inc., Class A	2,207	37,519
		976,668
Chemicals - 3.3%
Cabot Corp.	2,940	176,135
Innophos Holdings, Inc.	1,438	77,609
Koppers Holdings, Inc.*	565	23,928
NewMarket Corp.	298	135,063
RPM International, Inc.	5,602	308,278
Sensient Technologies Corp.	1,409	111,677
Tredegar Corp.	622	10,916
		843,606
Commercial Services & Supplies - 6.1%
ABM Industries, Inc.	2,373	103,463
Brady Corp., Class A	2,311	89,320
Covanta Holding Corp.	3,538	55,547
Deluxe Corp.	1,473	106,306
Essendant, Inc.	1,084	16,423
Healthcare Services Group, Inc.	11,792	508,117
Herman Miller, Inc.	2,282	71,997
HNI Corp.	1,552	71,532
KAR Auction Services, Inc.	5,394	235,556
Knoll, Inc.	1,331	31,691
McGrath RentCorp	702	23,566
Rollins, Inc.	4,708	174,808
Steelcase, Inc., Class A	3,335	55,861
		1,544,187
Communications Equipment - 1.8%
ADTRAN, Inc.	3,017	62,603
Brocade Communications Systems, Inc.	32,034	399,784
		462,387
Construction & Engineering - 0.2%
KBR, Inc.	3,712	55,791

Consumer Finance - 0.4%
SLM Corp.*	7,545	91,294

Containers & Packaging - 2.5%
Myers Industries, Inc.	984	15,597
Packaging Corp. of America	3,676	336,795
Sonoco Products Co.	5,246	277,618
		630,010
Diversified Consumer Services - 0.2%
Capella Education Co.	488	41,492

Diversified Telecommunication Services - 0.9%
ATN International, Inc.	455	32,041
Cogent Communications Holdings, Inc.	2,742	118,043
Consolidated Communications Holdings, Inc.	2,828	66,232
		216,316
Electric Utilities - 5.1%
ALLETE, Inc.	1,558	105,492
El Paso Electric Co.	904	45,652
Great Plains Energy, Inc.	4,416	129,036
Hawaiian Electric Industries, Inc.	2,782	92,668
IDACORP, Inc.	1,341	111,249

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
MGE Energy, Inc.	941	61,165
OGE Energy Corp.	10,233	357,950
Otter Tail Corp.	1,131	42,865
PNM Resources, Inc.	1,912	70,744
Portland General Electric Co.	2,106	93,549
Westar Energy, Inc.	3,448	187,123
		1,297,493
Electrical Equipment - 1.1%
Hubbell, Inc.	2,295	275,515

Electronic Equipment, Instruments & Components - 2.0%
AVX Corp.	3,674	60,180
FLIR Systems, Inc.	4,782	173,491
MTS Systems Corp.	843	46,407
National Instruments Corp.	6,661	216,882
		496,960
Energy Equipment & Services - 0.6%
Frank's International NV	1,184	12,515
Oceaneering International, Inc.	5,108	138,324
		150,839
Equity Real Estate Investment Trusts (REITs) - 19.1%
Acadia Realty Trust	1,120	33,667
Alexander's, Inc.	51	22,025
Alexandria Real Estate Equities, Inc.	995	109,967
American Assets Trust, Inc.	487	20,376
American Campus Communities, Inc.	1,908	90,802
Apartment Investment & Management Co., Class A	1,673	74,198
Apple Hospitality REIT, Inc.	3,817	72,905
Ashford Hospitality Trust, Inc.	1,426	9,084
Brixmor Property Group, Inc.	4,644	99,660
Camden Property Trust	1,909	153,598
Care Capital Properties, Inc.	1,744	46,861
CBL & Associates Properties, Inc.	2,128	20,301
Cedar Realty Trust, Inc.	824	4,137
Chesapeake Lodging Trust	1,264	30,285
Colony NorthStar, Inc., Class A	6,083	78,532
Columbia Property Trust, Inc.	1,715	38,159
CoreCivic, Inc.	3,689	115,908
CoreSite Realty Corp.	474	42,684
Corporate Office Properties Trust	2,203	72,919
Cousins Properties, Inc.	6,040	49,951
CubeSmart	2,674	69,417
DCT Industrial Trust, Inc.	1,181	56,830
DiamondRock Hospitality Co.	3,408	37,999
Douglas Emmett, Inc.	1,254	48,154
DuPont Fabros Technology, Inc.	777	38,531
EastGroup Properties, Inc.	587	43,162
Education Realty Trust, Inc.	867	35,417
EPR Properties	1,790	131,798
Equity Commonwealth*	1,562	48,766
Equity LifeStyle Properties, Inc.	1,265	97,481
First Industrial Realty Trust, Inc.	1,587	42,262
Franklin Street Properties Corp.	1,666	20,225
Gaming and Leisure Properties, Inc.	6,028	201,456
GEO Group, Inc. (The)	2,050	95,059
Getty Realty Corp.	562	14,202
Healthcare Realty Trust, Inc.	1,820	59,150
Healthcare Trust of America, Inc., Class A	1,694	53,293
Hersha Hospitality Trust	542	10,184
Highwoods Properties, Inc.	1,553	76,299
Investors Real Estate Trust	1,446	8,575
Kilroy Realty Corp.	1,278	92,118
Kite Realty Group Trust	784	16,856
Lamar Advertising Co., Class A	2,406	179,824
LaSalle Hotel Properties	2,103	60,882
Lexington Realty Trust	4,798	47,884
Life Storage, Inc.	1,325	108,809
LTC Properties, Inc.	1,206	57,767
Medical Properties Trust, Inc.	4,814	62,052
Monogram Residential Trust, Inc.	2,248	22,413
National Health Investors, Inc.	1,174	85,268
National Retail Properties, Inc.	3,153	137,534
Omega Healthcare Investors, Inc.	4,163	137,337
Parkway, Inc.	702	13,963
Pebblebrook Hotel Trust	1,395	40,748
Physicians Realty Trust	1,846	36,680
Piedmont Office Realty Trust, Inc., Class A	3,319	70,960
Potlatch Corp.	769	35,143
PS Business Parks, Inc.	474	54,396
QTS Realty Trust, Inc., Class A	512	24,960
Ramco-Gershenson Properties Trust	1,446	20,273
Rayonier, Inc.	1,705	48,320
Retail Opportunity Investments Corp.	1,481	31,145
Retail Properties of America, Inc., Class A	4,465	64,385
RLJ Lodging Trust	3,492	82,097
Ryman Hospitality Properties, Inc.	1,063	65,725
Sabra Health Care REIT, Inc.	1,234	34,466
Saul Centers, Inc.	220	13,556
Select Income REIT	1,408	36,312
Senior Housing Properties Trust	4,541	91,955
Spirit Realty Capital, Inc.	5,482	55,533
STORE Capital Corp.	2,574	61,467
Sun Communities, Inc.	1,386	111,337
Sunstone Hotel Investors, Inc.	2,412	36,976
Tanger Factory Outlet Centers, Inc.	2,860	93,722
Taubman Centers, Inc.	1,183	78,102
Universal Health Realty Income Trust	363	23,414
Urban Edge Properties	1,268	33,348
Urstadt Biddle Properties, Inc., Class A	824	16,941
Washington Prime Group, Inc.	2,390	20,769
Washington REIT	1,660	51,925
WP Carey, Inc.	1,628	101,294
Xenia Hotels & Resorts, Inc.	2,069	35,318
		4,868,253
Food & Staples Retailing - 0.2%
Weis Markets, Inc.	888	52,969

Food Products - 1.1%
Cal-Maine Foods, Inc.	2,137	78,642
J&J Snack Foods Corp.	510	69,135
Lancaster Colony Corp.	1,042	134,251
		282,028
Gas Utilities - 3.2%
Atmos Energy Corp.	2,044	161,456
National Fuel Gas Co.	1,816	108,270
Northwest Natural Gas Co.	789	46,630
ONE Gas, Inc.	1,186	80,174
South Jersey Industries, Inc.	2,136	76,148
Southwest Gas Holdings, Inc.	1,550	128,510
Spire, Inc.	1,300	87,750
WGL Holdings, Inc.	1,602	132,213
		821,151
Health Care Equipment & Supplies - 0.4%
Meridian Bioscience, Inc.	7,191	99,236

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Health Care Providers & Services - 1.4%
Owens & Minor, Inc.	10,057	347,972

Hotels, Restaurants & Leisure - 7.6%
Bob Evans Farms, Inc.	1,505	97,629
Brinker International, Inc.	3,226	141,815
Cheesecake Factory, Inc. (The)	2,414	152,951
Choice Hotels International, Inc.	931	58,281
Cracker Barrel Old Country Store, Inc.	1,715	273,114
DineEquity, Inc.	602	32,761
Dunkin' Brands Group, Inc.	3,189	174,375
Extended Stay America, Inc.	2,325	37,061
ILG, Inc.	3,852	80,738
Six Flags Entertainment Corp.	7,160	425,948
Speedway Motorsports, Inc.	482	9,081
Texas Roadhouse, Inc.	2,463	109,677
Vail Resorts, Inc.	1,100	211,090
Wendy's Co. (The)	8,804	119,822
		1,924,343
Household Durables - 1.2%
Ethan Allen Interiors, Inc.	879	26,941
La-Z-Boy, Inc.	1,422	38,394
Tupperware Brands Corp.	3,653	229,116
		294,451
Household Products - 0.2%
WD-40 Co.	391	42,599

Insurance - 2.3%
Allied World Assurance Co. Holdings AG	806	42,799
American Financial Group, Inc.	821	78,340
American National Insurance Co.	117	13,810
AmTrust Financial Services, Inc.	764	14,103
Aspen Insurance Holdings Ltd.	724	37,684
Assured Guaranty Ltd.	1,144	42,454
FBL Financial Group, Inc., Class A	100	6,545
First American Financial Corp.	1,567	61,552
Hanover Insurance Group, Inc. (The)	542	48,813
Horace Mann Educators Corp.	362	14,860
Infinity Property & Casualty Corp.	120	11,460
Kemper Corp.	282	11,252
Maiden Holdings Ltd.	804	11,256
Mercury General Corp.	449	27,385
ProAssurance Corp.	682	41,090
RLI Corp.	965	57,919
United Fire Group, Inc.	160	6,843
Validus Holdings Ltd.	1,232	69,472
		597,637
Internet & Direct Marketing Retail - 0.4%
HSN, Inc.	2,874	106,625

Internet Software & Services - 0.5%
NIC, Inc.	6,136	123,947

IT Services - 4.0%
CSG Systems International, Inc.	1,981	74,902
EVERTEC, Inc.	2,462	39,146
Forrester Research, Inc.	1,186	47,143
Jack Henry & Associates, Inc.	2,228	207,427
Leidos Holdings, Inc.	11,776	602,225
ManTech International Corp., Class A	988	34,214
TeleTech Holdings, Inc.	562	16,635
		1,021,692
Leisure Products - 0.1%
Sturm Ruger & Co., Inc.	611	32,719

Life Sciences Tools & Services - 1.5%
Bio-Techne Corp.	3,744	380,578

Machinery - 4.6%
Allison Transmission Holdings, Inc.	4,556	164,289
Briggs & Stratton Corp.	1,244	27,928
Donaldson Co., Inc.	5,095	231,924
Graco, Inc.	2,654	249,848
Hillenbrand, Inc.	1,997	71,593
Hyster-Yale Materials Handling, Inc.	260	14,662
Lincoln Electric Holdings, Inc.	2,740	237,996
SPX Corp.*	1,321	32,034
Tennant Co.	482	35,017
Timken Co. (The)	2,514	113,633
		1,178,924
Marine - 0.0%(a)
Seaspan Corp.	1,306	9,051

Media - 2.5%
Cinemark Holdings, Inc.	4,512	200,062
Gannett Co., Inc.	4,245	35,573
John Wiley & Sons, Inc., Class A	1,568	84,358
Meredith Corp.	1,648	106,461
National CineMedia, Inc.	1,686	21,294
New Media Investment Group, Inc.	2,233	31,731
Regal Entertainment Group, Class A	4,214	95,152
Time, Inc.	3,236	62,617
		637,248
Metals & Mining - 1.7%
Compass Minerals International, Inc.	1,096	74,364
Haynes International, Inc.	462	17,611
Kaiser Aluminum Corp.	1,257	100,434
Reliance Steel & Aluminum Co.	2,932	234,619
Schnitzer Steel Industries, Inc., Class A	682	14,083
		441,111
Mortgage Real Estate Investment Trusts (REITs) - 2.0%
Anworth Mortgage Asset Corp.	1,266	7,026
ARMOUR Residential REIT, Inc.	362	8,221
Blackstone Mortgage Trust, Inc., Class A	1,202	37,214
Capstead Mortgage Corp.	1,406	14,819
Chimera Investment Corp.	3,235	65,282
CYS Investments, Inc.	1,666	13,245
Invesco Mortgage Capital, Inc.	1,665	25,674
MFA Financial, Inc.	8,191	66,183
New Residential Investment Corp.	4,808	81,640
PennyMac Mortgage Investment Trust	1,124	19,951
Redwood Trust, Inc.	844	14,019
Starwood Property Trust, Inc.	3,387	76,479
Two Harbors Investment Corp.	8,296	79,559
		509,312
Multiline Retail - 0.0%(a)
Fred's, Inc., Class A	884	11,580

Multi-Utilities - 1.5%
Avista Corp.	1,990	77,709
Black Hills Corp.	1,043	69,328
NorthWestern Corp.	1,331	78,130
Vectren Corp.	2,473	144,943
		370,110

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 0.2%
Nordic American Tankers Ltd.	2,570	21,023
Ship Finance International Ltd.	1,835	26,974
		47,997
Paper & Forest Products - 0.5%
Domtar Corp.	2,716	99,188
PH Glatfelter Co.	1,478	32,132
		131,320
Professional Services - 0.8%
CEB, Inc.	940	73,884
Exponent, Inc.	910	54,191
Insperity, Inc.	548	48,580
Resources Connection, Inc.	1,811	30,334
		206,989
Real Estate Management & Development - 0.1%
HFF, Inc., Class A	901	24,931

Semiconductors & Semiconductor Equipment - 2.4%
Brooks Automation, Inc.	9,108	204,019
MKS Instruments, Inc.	3,166	217,663
XPERI Corp.	5,816	197,453
		619,135
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	9,205	129,146
Buckle, Inc. (The)	2,349	43,691
Cato Corp. (The), Class A	1,486	32,633
Chico's FAS, Inc.	7,411	105,236
DSW, Inc., Class A	4,585	94,818
Finish Line, Inc. (The), Class A	1,164	16,564
GameStop Corp., Class A	5,586	125,964
GNC Holdings, Inc., Class A	2,228	16,398
Guess?, Inc.	3,703	41,288
Pier 1 Imports, Inc.	3,923	28,089
Rent-A-Center, Inc.	1,586	14,068
Williams-Sonoma, Inc.	4,543	243,596
		891,491
Textiles, Apparel & Luxury Goods - 0.1%
Oxford Industries, Inc.	576	32,982

Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	2,123	31,060
Dime Community Bancshares, Inc.	302	6,131
Northwest Bancshares, Inc.	1,204	20,275
Oritani Financial Corp.	762	12,954
Provident Financial Services, Inc.	682	17,630
TrustCo Bank Corp.	964	7,567
		95,617
Tobacco - 0.8%
Universal Corp.	808	57,166
Vector Group Ltd.	7,350	152,880
		210,046
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies, Inc.	1,363	84,302
MSC Industrial Direct Co., Inc., Class A	2,523	259,263
Watsco, Inc.	1,660	237,679
		581,244
Water Utilities - 0.8%
American States Water Co.	916	40,579
Aqua America, Inc.	3,764	121,013
California Water Service Group	1,103	39,542
		201,134
TOTAL COMMON STOCKS (Cost $25,343,642)		25,363,476

Total Investments - 99.6% (Cost $25,343,642)		25,363,476
Other Assets Less Liabilities - 0.4%		91,406
Net assets - 100.0%		25,454,882

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$521,559
Aggregate gross unrealized depreciation	(503,764)
Net unrealized appreciation	$17,795
Federal income tax cost of investments	$25,345,681

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.1%

Aerospace & Defense - 0.5%
Cobham plc	598	994
Elbit Systems Ltd.	4	457
Meggitt plc	182	1,013
Safran SA	84	6,292
Singapore Technologies Engineering Ltd.	600	1,602
Thales SA	28	2,715
		13,073
Air Freight & Logistics - 0.8%
bpost SA	90	2,119
Deutsche Post AG	434	14,903
Royal Mail plc	352	1,871
Singapore Post Ltd.	800	778
		19,671
Airlines - 0.3%
Air New Zealand Ltd.	324	557
Cathay Pacific Airways Ltd.	2,000	2,903
Deutsche Lufthansa AG	58	943
easyJet plc	92	1,180
Singapore Airlines Ltd.	400	2,883
		8,466
Auto Components - 2.0%
Bridgestone Corp.	400	16,164
Cie Generale des Etablissements Michelin	78	9,498
Denso Corp.	400	17,579
Magna International, Inc.	112	4,820
Nokian Renkaat OYJ	36	1,507
		49,568
Banks - 4.2%
Bank of Montreal	174	12,959
Bank of Nova Scotia (The)	350	20,418
Canadian Imperial Bank of Commerce	120	10,318
National Bank of Canada	100	4,187
Royal Bank of Canada	442	32,111
Toronto-Dominion Bank (The)	500	24,973
		104,966
Beverages - 2.5%
Anheuser-Busch InBev SA/NV	298	32,797
Diageo plc	658	18,789
Kirin Holdings Co. Ltd.	600	11,310
		62,896
Biotechnology - 0.6%
CSL Ltd.	148	14,150

Building Products - 0.1%
Geberit AG	8	3,451

Capital Markets - 1.4%
3i Group plc	522	4,892
Amundi SA(a)	10	592
Ashmore Group plc	174	769
ASX Ltd.	98	3,774
CI Financial Corp.	256	5,073
Henderson Group plc	326	950
IGM Financial, Inc.	86	2,558
IOOF Holdings Ltd.	160	1,041
Magellan Financial Group Ltd.	32	577
Partners Group Holding AG	6	3,228
Perpetual Ltd.	36	1,432
Platinum Asset Management Ltd.	220	861
Singapore Exchange Ltd.	600	3,306
Thomson Reuters Corp.	156	6,727
		35,780
Chemicals - 5.1%
Agrium, Inc.	52	4,949
Air Liquide SA	108	12,371
Akzo Nobel NV	70	5,819
BASF SE	414	41,144
Croda International plc	34	1,515
DuluxGroup Ltd.	162	807
EMS-Chemie Holding AG	2	1,166
Evonik Industries AG	98	3,204
FUCHS PETROLUB SE	12	511
FUCHS PETROLUB SE (Preference)	18	880
Givaudan SA	6	10,814
Incitec Pivot Ltd.	478	1,371
Israel Chemicals Ltd.	86	365
Johnson Matthey plc	74	2,850
Kuraray Co. Ltd.	600	9,089
Linde AG	46	7,680
Orica Ltd.	150	2,014
Potash Corp. of Saskatchewan, Inc.	358	6,099
Syngenta AG	20	8,834
Umicore SA	34	1,942
Yara International ASA	106	4,080
		127,504
Commercial Services & Supplies - 1.2%
Aggreko plc	60	663
Babcock International Group plc	58	640
Brambles Ltd.	616	4,394
Edenred	82	1,942
G4S plc	408	1,552
ISS A/S	56	2,124
Secom Co. Ltd.	200	14,303
Securitas AB, Class B	126	1,976
Societe BIC SA	12	1,499
		29,093
Communications Equipment - 0.4%
Telefonaktiebolaget LM Ericsson, Class B	1,564	10,475

Construction & Engineering - 0.9%
BOSKALIS WESTMINSTER	42	1,452
Bouygues SA	54	2,204
CIMIC Group Ltd.	22	603
Ferrovial SA	140	2,809
Skanska AB, Class B	272	6,428

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Vinci SA	114	9,059
		22,555
Construction Materials - 0.4%
Adelaide Brighton Ltd.	224	971
Boral Ltd.	354	1,577
CSR Ltd.	266	915
Fletcher Building Ltd.	434	2,524
James Hardie Industries plc, CDI	174	2,730
		8,717
Consumer Finance - 0.1%
Provident Financial plc	94	3,523

Containers & Packaging - 0.3%
Amcor Ltd.	674	7,743
Orora Ltd.	398	899
		8,642
Distributors - 0.1%
Inchcape plc	112	1,179

Diversified Financial Services - 0.6%
Groupe Bruxelles Lambert SA	32	2,912
Industrivarden AB, Class A	50	1,160
Industrivarden AB, Class C	38	826
Investment AB Latour, Class B	10	401
Investor AB, Class B	206	8,703
		14,002
Diversified Telecommunication Services - 4.7%
BCE, Inc.	144	6,357
Bezeq The Israeli Telecommunication Corp. Ltd.	1,114	1,997
Deutsche Telekom AG	768	13,492
Elisa OYJ	102	3,616
Inmarsat plc	146	1,553
Nippon Telegraph & Telephone Corp.	200	8,529
Orange SA	442	6,885
Proximus SADP	74	2,328
Singapore Telecommunications Ltd.	3,800	10,661
Spark New Zealand Ltd.	1,452	3,553
Swisscom AG	10	4,617
TDC A/S	140	724
Telefonica Deutschland Holding AG	532	2,646
Telefonica SA	1,358	15,229
Telenor ASA	496	8,252
Telia Co. AB	1,436	6,046
Telstra Corp. Ltd.	2,398	8,525
TELUS Corp.	96	3,107
Vivendi SA	558	10,877
		118,994
Electric Utilities - 3.2%
AusNet Services	640	823
CLP Holdings Ltd.	1,000	10,455
Contact Energy Ltd.	396	1,401
EDP - Energias de Portugal SA	590	2,004
Electricite de France SA	64	540
Endesa SA	218	5,137
Enel SpA	2,024	9,555
Fortis, Inc.	136	4,494
Fortum OYJ	250	3,965
Iberdrola SA	1,678	12,034
Mercury NZ Ltd.	304	669
Power Assets Holdings Ltd.	2,000	17,242
Red Electrica Corp. SA	234	4,505
SSE plc	326	6,017
Terna Rete Elettrica Nazionale SpA	474	2,357
		81,198
Electrical Equipment - 1.1%
ABB Ltd.*	640	14,981
Legrand SA	70	4,232
Schneider Electric SE	124	9,102
		28,315
Electronic Equipment, Instruments & Components - 0.4%
Kyocera Corp.	200	11,132

Energy Equipment & Services - 0.1%
Tenaris SA	136	2,338

Equity Real Estate Investment Trusts (REITs) - 5.2%
Ascendas REIT	1,000	1,803
British Land Co. plc (The)	830	6,331
CapitaLand Commercial Trust	1,400	1,548
CapitaLand Mall Trust	2,000	2,820
Derwent London plc	30	1,055
Dexus Property Group	936	6,976
Gecina SA	24	3,265
Goodman Group	1,328	7,841
GPT Group (The)	1,714	6,734
Hammerson plc	548	3,913
Intu Properties plc	448	1,564
Kiwi Property Group Ltd.	794	791
Land Securities Group plc	488	6,462
Link REIT	2,000	14,013
Mirvac Group	3,554	5,937
RioCan REIT	228	4,479
Scentre Group	4,444	14,544
Segro plc	592	3,377
Shopping Centres Australasia Property Group	738	1,261
Stockland	1,506	5,331
Suntec REIT	1,400	1,793
Unibail-Rodamco SE	64	14,998
Vicinity Centres	2,180	4,706
Westfield Corp.	1,500	10,161
		131,703
Food & Staples Retailing - 2.6%
Booker Group plc	610	1,491
Casino Guichard Perrachon SA	18	1,009
Colruyt SA	24	1,181
Distribuidora Internacional de Alimentacion SA	246	1,426
ICA Gruppen AB	44	1,507
Jeronimo Martins SGPS SA	114	2,045
Kesko OYJ, Class B	30	1,434
Koninklijke Ahold Delhaize NV	568	12,187
Wesfarmers Ltd.	774	26,612

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Woolworths Ltd.	794	16,051
		64,943
Food Products - 5.0%
Nestle SA	1,554	119,311
Nisshin Seifun Group, Inc.	200	2,981
Orkla ASA	266	2,382
Tate & Lyle plc	132	1,262
		125,936
Gas Utilities - 1.1%
APA Group	564	3,855
Gas Natural SDG SA	132	2,900
Hong Kong & China Gas Co. Ltd.	2,000	3,999
Italgas SpA*	238	1,047
Osaka Gas Co. Ltd.	2,000	7,592
Tokyo Gas Co. Ltd.	2,000	9,093
		28,486
Health Care Equipment & Supplies - 1.3%
Ansell Ltd.	60	1,102
Cochlear Ltd.	12	1,238
Coloplast A/S, Class B	54	4,229
Fisher & Paykel Healthcare Corp. Ltd.	258	1,749
Hoya Corp.	400	19,226
Smith & Nephew plc	224	3,406
Sonova Holding AG	10	1,388
		32,338
Health Care Providers & Services - 0.1%
Ryman Healthcare Ltd.	102	600
Sonic Healthcare Ltd.	156	2,632
		3,232
Hotels, Restaurants & Leisure - 1.1%
Accor SA	38	1,587
Carnival plc	40	2,290
Compass Group plc	544	10,244
Crown Resorts Ltd.	162	1,459
Flight Centre Travel Group Ltd.	32	705
Paddy Power Betfair plc	18	1,936
SKYCITY Entertainment Group Ltd.	298	865
Sodexo SA	20	2,358
Tabcorp Holdings Ltd.	496	1,797
Tatts Group Ltd.	632	2,136
Whitbread plc	38	1,881
William Hill plc	320	1,164
		28,422
Household Durables - 0.1%
Electrolux AB, Series B	76	2,120

Household Products - 1.2%
Henkel AG & Co. KGaA	26	2,896
Reckitt Benckiser Group plc	238	21,684
Svenska Cellulosa AB SCA, Class B	152	4,920
		29,500
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd.	392	767
Uniper SE*	52	878
		1,645
Industrial Conglomerates - 1.6%
Hopewell Holdings Ltd.	1,000	3,757
Keppel Corp. Ltd.	400	1,987
Koninklijke Philips NV	200	6,445
Siemens AG	210	28,839
		41,028
Insurance - 1.7%
Admiral Group plc	96	2,388
Direct Line Insurance Group plc	780	3,388
Euler Hermes Group	6	553
Gjensidige Forsikring ASA	46	700
Great-West Lifeco, Inc.	94	2,597
Insurance Australia Group Ltd.	608	2,806
Intact Financial Corp.	54	3,830
Medibank Pvt Ltd.	1,806	3,885
Power Corp. of Canada	96	2,249
Power Financial Corp.	68	1,793
Sampo OYJ, Class A	254	12,078
Sun Life Financial, Inc.	160	5,826
Tryg A/S	24	437
		42,530
Internet Software & Services - 0.0%(b)
United Internet AG	24	1,065

IT Services - 0.6%
Amadeus IT Group SA	112	5,697
Computershare Ltd.	204	2,188
Itochu Techno-Solutions Corp.	200	5,869
		13,754
Machinery - 1.9%
Alfa Laval AB	152	2,879
ANDRITZ AG	20	1,003
Atlas Copco AB, Class A	264	9,353
Atlas Copco AB, Class B	182	5,805
IMI plc	74	1,104
Kone OYJ, Class B	204	8,981
MAN SE	6	620
Sandvik AB	258	3,869
Schindler Holding AG	6	1,162
Schindler Holding AG (Registered)	2	379
SKF AB, Class B	144	2,860
Trelleborg AB, Class B	64	1,376
Volvo AB, Class B	382	5,660
Yangzijiang Shipbuilding Holdings Ltd.	1,200	970
Zardoya Otis SA	122	1,130
		47,151
Marine - 0.2%
Kuehne + Nagel International AG	26	3,676

Media - 1.7%
Axel Springer SE	8	443
Daily Mail & General Trust plc, Class A	58	522
Eutelsat Communications SA	44	985
Informa plc	194	1,582
ITV plc	1,516	4,150

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
JCDecaux SA	20	706
Mediaset Espana Comunicacion SA	58	750
Pearson plc	218	1,860
ProSiebenSat.1 Media SE	52	2,308
Publicis Groupe SA	64	4,484
RTL Group SA	24	1,938
SES SA, FDR	136	3,172
Shaw Communications, Inc., Class B	204	4,217
Singapore Press Holdings Ltd.	800	2,032
SKY Network Television Ltd.	306	839
Sky plc	458	5,590
WPP plc	300	6,572
		42,150
Metals & Mining - 1.2%
BHP Billiton Ltd.	1,110	20,356
Norsk Hydro ASA	472	2,740
Rio Tinto Ltd.	148	6,826
		29,922
Multiline Retail - 0.4%
Canadian Tire Corp. Ltd., Class A	14	1,658
Harvey Norman Holdings Ltd.	294	1,016
Marks & Spencer Group plc	614	2,588
Next plc	88	4,754
		10,016
Multi-Utilities - 2.4%
AGL Energy Ltd.	432	8,690
Canadian Utilities Ltd., Class A	82	2,395
Centrica plc	4,200	11,397
DUET Group	680	1,447
E.ON SE	622	4,957
Engie SA	602	8,551
National Grid plc	1,678	21,266
Suez	108	1,710
		60,413
Oil, Gas & Consumable Fuels - 2.6%
ARC Resources Ltd.	90	1,282
Caltex Australia Ltd.	132	2,969
Enagas SA	130	3,386
Enbridge, Inc.	210	8,772
Husky Energy, Inc.*	82	923
Inter Pipeline Ltd.	142	2,984
Pembina Pipeline Corp.	110	3,476
Snam SpA	1,238	5,368
Suncor Energy, Inc.	448	13,716
TransCanada Corp.	322	14,817
Woodside Petroleum Ltd.	332	8,125
		65,818
Paper & Forest Products - 0.2%
Mondi plc	122	2,940
UPM-Kymmene OYJ	128	3,014
		5,954
Personal Products - 3.6%
Kao Corp.	400	21,912
L'Oreal SA	80	15,414
Unilever NV, CVA	652	32,475
Unilever plc	438	21,577
		91,378
Pharmaceuticals - 15.7%
Astellas Pharma, Inc.	1,600	21,050
AstraZeneca plc	446	27,397
Bayer AG	194	22,420
Daiichi Sankyo Co. Ltd.	400	8,999
Galenica AG	2	2,110
GlaxoSmithKline plc	1,768	36,688
Novartis AG	862	64,029
Novo Nordisk A/S, Class B	1,094	37,685
Orion OYJ, Class B	82	4,286
Recordati SpA	44	1,495
Roche Holding AG - BR	16	4,072
Roche Holding AG - Genusschein	386	98,645
Sanofi	558	50,502
Teva Pharmaceutical Industries Ltd.	438	14,369
		393,747
Professional Services - 1.3%
Adecco Group AG	54	3,838
Bureau Veritas SA	90	1,904
Capita plc	198	1,398
DKSH Holding AG	8	619
Experian plc	252	5,130
Randstad Holding NV	34	1,967
RELX NV	326	6,053
RELX plc	328	6,415
SEEK Ltd.	76	923
SGS SA	2	4,270
		32,517
Real Estate Management & Development - 2.7%
Alony Hetz Properties & Investments Ltd.	28	263
Daito Trust Construction Co. Ltd.	200	27,452
Deutsche Wohnen AG	82	2,707
Fastighets AB Balder (Preference)	12	442
Global Logistic Properties Ltd.	800	1,592
Henderson Land Development Co. Ltd.	2,000	12,392
Hongkong Land Holdings Ltd.	400	3,076
LendLease Group	206	2,448
New World Development Co. Ltd.	2,000	2,460
PSP Swiss Property AG	6	547
Sumitomo Real Estate Sales Co. Ltd.	200	6,435
Swire Properties Ltd.	800	2,563
Swiss Prime Site AG*	16	1,409
Vonovia SE	126	4,451
		68,237
Road & Rail - 0.9%
Aurizon Holdings Ltd.	1,088	4,358
Canadian National Railway Co.	194	14,279
ComfortDelGro Corp. Ltd.	1,600	2,931
		21,568
Software - 0.1%
Sage Group plc (The)	184	1,451

Specialty Retail - 1.0%
Dixons Carphone plc	252	1,001
Fielmann AG	16	1,239

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Hennes & Mauritz AB, Class B	744	19,083
Kingfisher plc	992	4,045
		25,368
Technology Hardware, Storage & Peripherals - 0.7%
Canon, Inc.	600	18,690

Textiles, Apparel & Luxury Goods - 1.7%
Burberry Group plc	112	2,415
Christian Dior SE	16	3,727
Cie Financiere Richemont SA	110	8,704
HUGO BOSS AG	38	2,780
Luxottica Group SpA	46	2,546
LVMH Moet Hennessy Louis Vuitton SE	66	14,531
Swatch Group AG (The)	14	976
Swatch Group AG (The) - BR	10	3,584
Yue Yuen Industrial Holdings Ltd.	1,000	3,931
		43,194
Tobacco - 4.0%
British American Tobacco plc	792	52,489
Imperial Brands plc	242	11,702
Japan Tobacco, Inc.	1,000	32,469
Swedish Match AB	122	3,983
		100,643
Trading Companies & Distributors - 0.5%
Howden Joinery Group plc	174	944
Sumitomo Corp.	400	5,375
Travis Perkins plc	60	1,136
Wolseley plc	62	3,892
		11,347
Transportation Infrastructure - 0.7%
Abertis Infraestructuras SA	308	4,974
Aeroports de Paris	6	743
Atlantia SpA	120	3,106
Fraport AG Frankfurt Airport Services Worldwide	4	284
Hutchison Port Holdings Trust	2,400	996
Macquarie Atlas Roads Group	214	836
SATS Ltd.	400	1,397
Sydney Airport	392	2,025
Transurban Group	478	4,255
		18,616
Water Utilities - 0.3%
Pennon Group plc	118	1,301
Severn Trent plc	68	2,025
United Utilities Group plc	240	2,982
		6,308
Wireless Telecommunication Services - 2.6%
M1 Ltd.	200	305
NTT DOCOMO, Inc.	1,400	32,572
Rogers Communications, Inc., Class B	142	6,261
StarHub Ltd.	400	825
Tele2 AB, Class B	298	2,855
Vodafone Group plc	8,498	22,113
		64,931
TOTAL COMMON STOCKS (Cost $2,480,537)		2,489,485

EXCHANGE TRADED FUND - 0.6%

iShares MSCI South Korea Capped Fund (Cost $15,458)	250	15,467

Total Investments - 99.7% (Cost $2,495,995)		2,504,952
Other Assets Less Liabilities - 0.3%		8,591
Net assets - 100.0%		2,513,543

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 3/31/2017 amounts to $592, which represents approximately 0.02% of net assets of the Fund.
(b)	Represents less than 0.05% of net assets.

Abbreviations
CDI	CHESS Depositary Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,624
Aggregate gross unrealized depreciation	(19,667)
Net unrealized appreciation	$8,957
Federal income tax cost of investments	$2,495,995

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

March 31, 2017 (Unaudited)

O'Shares FTSE Russell International Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of March 31, 2017:

Australia	9.5%
Austria	0.0	%(a)
Belgium	1.7%
Canada	9.5%
China	0.0	%(a)
Denmark	1.8%
Finland	1.6%
France	8.2%
Germany	6.4%
Hong Kong	3.1%
Ireland	0.2%
Israel	0.7%
Italy	1.0%
Japan	12.2%
Luxembourg	0.3%
Netherlands	1.1%
New Zealand	0.6%
Norway	0.7%
Portugal	0.2%
Singapore	1.5%
South Africa	0.1%
Spain	2.4%
Sweden	4.1%
Switzerland	14.7%
United Kingdom	17.1%
United States	1.0%
Other(1)	0.3%
	100.0%

(a)	Represents less than 0.05% of net assets
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

OSI ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2017 (Unaudited)

1.	Organization

OSI ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two operational exchange-traded funds (each a “Fund” and collectively, the “Funds”). The O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Russell International Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act.

The O’Shares FTSE Russell Small Cap Quality Dividend ETF commenced operations on December 30, 2016. The O’Shares FTSE Russell International Quality Dividend ETF commenced operations on March 22, 2017.

Each Fund seeks to track the performance (before fees and expenses) of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds’ investment objectives will be achieved.

2.	Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. OTC securities and instruments are generally valued using prices provided by a third party pricing service. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the ‘‘Trustees’’). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their net asset value.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2017 (Unaudited)

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2017 for each Fund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	Exchange Traded Fund			Totals
O'Shares FTSE Russell Small Cap Quality Dividend ETF
Assets:	$25,363,476	$—	$—	$—	$25,363,476
Totals:	$25,363,476	$—	$—	$—	$25,363,476
O'Shares FTSE Russell International Quality Dividend ETF
Assets:	$2,489,485	$15,467	$—	$—	$2,504,952
Totals:	$2,489,485	$15,467	$—	$—	$2,504,952

For the period ended March 31, 2017, there were no Level 2 or Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type.

The Funds disclose transfer between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 for the period ended March 31, 2017.

Real Estate Investment Trusts (‘‘REITs’’)

Each Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2017 (Unaudited)

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

3.	Principal Risks

Each Fund is subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Authorized Participants Concentration Risk. Each Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which each Fund may invest is rapidly rising.

Concentration Risk. To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend-Paying Stocks Risk. A Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETFs and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, a Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2017 (Unaudited)

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Current political uncertainty surrounding the European Union (“EU”) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.

Geographic Concentration Risk. Because a Fund’s investments may be concentrated in a particular geographic region or country, the value of such Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Index-Related Risk. Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. Each Target Index is new and has a limited performance history. The foregoing risks may be greater for a new index.

International Closed Market Trading Risk. If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other ETFs.

Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. The market values of a Fund’s investments, and therefore the value of such Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of a Fund, which could have a negative impact on the Fund.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2017 (Unaudited)

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk. Each Target Index, and thus each Fund, seeks to achieve specific factor exposures. There can be no assurance that targeting exposure to such factors will enhance a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures.

Premium-Discount Risk. Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of a Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.

Quality Stocks Risk. Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

REIT Risk. A REIT is a company that owns or finances income-producing real estate. Each Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent a Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk. To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Target Index. Conversely, a positive development relating to a security in the Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although a Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2017 (Unaudited)

Sector Risk. To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Small Capitalization Securities Risk. The securities of small capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Tracking Error Risk. Tracking error is the divergence of a Fund’s performance from that of its Target Index. Tracking error may occur due to, among other things, fees and expenses paid by a Fund, including the cost of buying and selling securities, that are not reflected in its Target Index. If a Fund is small, it may experience greater tracking error. If a Fund is not fully invested, holding cash balances may prevent it from tracking its Target Index. In addition, a Fund’s NAV may deviate from its Target Index if such Fund fair values a portfolio security at a price other than the price used by its Target Index for that security. To the extent a Fund uses a representative sampling strategy to track its Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

4.	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/ Kevin Beadles
Kevin Beadles
President
May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Beadles
Kevin Beadles
President
May 25, 2017

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
May 25, 2017